CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenue, net of value-added tax and related surcharges:
Total net revenue	¥ 16,290,027	$ 2,294,403	¥ 16,553,930	¥ 16,635,645
Operating costs and expenses:
Facilitation, origination and servicing (including costs charged by related parties of RMB 142,325, RMB 129,173 and RMB 118,849 for the years ended December 31, 2021, 2022 and 2023, respectively)	2,659,912	374,641	2,373,458	2,252,157
Funding costs	645,445	90,909	504,448	337,426
Sales and marketing (including expenses charged by related parties of, RMB 367,320, RMB 406,096 and RMB 223,627 for the years ended December 31, 2021, 2022 and 2023, respectively)	1,939,885	273,227	2,206,948	2,090,374
General and administrative (including expenses charged by related parties of RMB 13,409, RMB 16,937 and RMB 13,610 for the years ended December 31, 2021, 2022 and 2023, respectively)	421,076	59,307	412,794	557,295
Provision for loans receivable	2,151,046	302,968	1,580,306	965,419
Provision for financial assets receivable (including provision generated from related parties of RMB 807, RMB 2,662 and RMB 633 for the years ended December 31, 2021, 2022 and 2023, respectively)	386,090	54,380	397,951	243,946
Provision for accounts receivable and contract assets (including provision charged by related parties of RMB 124,095, RMB 14,123 and RMB (10,197) for the years ended December 31, 2021, 2022 and 2023, respectively)	175,799	24,761	238,065	324,605
Provision for contingent liabilities	3,053,810	430,120	4,367,776	3,078,224
Total operating costs and expenses	11,433,063	1,610,313	12,081,746	9,849,446
Income from operations	4,856,964	684,090	4,472,184	6,786,199
Interest income, net	217,307	30,607	182,301	126,256
Foreign exchange gain (loss)	2,356	332	(160,225)	35,549
Investment income (loss)	(30,112)	(4,241)	(19,888)	10,115
Other income, net	230,936	32,527	268,000	64,590
Income before income tax expense	5,277,451	743,315	4,742,372	7,022,709
Income tax expense	(1,008,874)	(142,097)	(736,804)	(1,258,196)
Net income	4,268,577	601,218	4,005,568	5,764,513
Net loss attributable to non-controlling interests	16,759	2,360	18,605	17,212
Net income attributable to ordinary shareholders of the Company	¥ 4,285,336	$ 603,578	¥ 4,024,173	¥ 5,781,725
Net income per ordinary share attributable to ordinary shareholders of Qifu Technology, Inc.
Basic (Per share) | (per share)	¥ 13.36	$ 1.88	¥ 12.87	¥ 18.82
Diluted (Per share) | (per share)	¥ 13.04	$ 1.84	¥ 12.50	¥ 17.99
Weighted average shares used in calculating net income per ordinary share
Basic (in shares)	320,749,805	320,749,805	312,589,273	307,265,600
Diluted (in shares)	328,508,945	328,508,945	322,018,510	321,397,753
ADS
Net income per ordinary share attributable to ordinary shareholders of Qifu Technology, Inc.
Basic (Per share) | (per share)	¥ 26.72	$ 3.76	¥ 25.74	¥ 37.64
Diluted (Per share) | (per share)	¥ 26.08	$ 3.68	¥ 25.00	¥ 35.98
Credit driven services
Revenue, net of value-added tax and related surcharges:
Total net revenue	¥ 11,738,560	$ 1,653,342	¥ 11,586,251	¥ 10,189,167
Loan facilitation and servicing fees-capital heavy
Revenue, net of value-added tax and related surcharges:
Total net revenue	1,667,119	234,809	2,086,414	2,326,027
Financing income
Revenue, net of value-added tax and related surcharges:
Total net revenue	5,109,921	719,717	3,487,951	2,184,128
Revenue from releasing of guarantee liabilities
Revenue, net of value-added tax and related surcharges:
Total net revenue	4,745,898	668,446	5,899,153	5,583,135
Other services fees
Revenue, net of value-added tax and related surcharges:
Total net revenue	215,622	30,370	112,733	95,877
Platform services
Revenue, net of value-added tax and related surcharges:
Total net revenue	4,551,467	641,061	4,967,679	6,446,478
Loan facilitation and servicing fees-capital light
Revenue, net of value-added tax and related surcharges:
Total net revenue	3,213,955	452,676	4,124,726	5,677,941
Referral service fees
Revenue, net of value-added tax and related surcharges:
Total net revenue	950,016	133,807	561,372	620,317
Other services fees
Revenue, net of value-added tax and related surcharges:
Total net revenue	¥ 387,496	$ 54,578	¥ 281,581	¥ 148,220